Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Accounts receivable	73,218,601	77,505,716	9,961,022
Less: allowance for expected credit losses	(18,154,619)	(4,386,979)	(563,814)
Accounts receivable, net	55,063,982	73,118,737	9,397,208

Movements of allowance for expected credit losses are as follows:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Allowance for expected credit losses, beginning balance	(17,515,679)	(18,154,619)	(2,333,229)
Addition	(638,940)	(4,125,159)	(530,165)
Reversal	—	17,892,799	2,299,580
Allowance for expected credit losses, ending balance	(18,154,619)	(4,386,979)	(563,814)

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit losses, based on the due date is as follows:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Not past due	45,564,078	71,435,576	9,180,890
Up to 60 days	9,499,904	1,605,445	206,330
61 to 120 days	—	77,716	9,988
121 to 180 days	—	—	—
Over 180 days	—	—	—
Total accounts receivable, net	55,063,982	73,118,737	9,397,208

As of the report date, the Company had subsequently collected 100% and 54% of the outstanding balance for overdue as of September 30, 2024 and 2025, respectively. Management assessed all past due balances were still recoverable given the ongoing business relationship with the client and the time of recovery is expected to be less than 180 operating days.